Vessels, Net - Schedule of Vessels (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Vessel Cost
Beginning Balance	$ 1,357,460
Transfer from Advances for vessels (Note 5)	36,505
Transfer to Assets Held for Sale (Note 6)	(152,174)
Ending Balance	1,241,791
Accumulated Depreciation
Beginning Balance	(415,296)
Transfer to Assets Held for Sale (Note 6)	64,207
Depreciation expense	(39,153)	$ (40,395)
Ending Balance	(390,242)
Net Book Value
Beginning Balance	942,164
Transfer from Advances for vessels (Note 5)	36,505
Transfer to Assets Held for Sale (Note 6)	(87,967)
Depreciation expense	(39,153)	$ (40,395)
Ending Balance	$ 851,549